Note 8 - Prepaid Expenses and Other Assets - Components of Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Prepaid expenses	$ 61,324	$ 44,173
Advisor loans receivable	23,958	23,030
Investments in equity securities	9,486	11,862
Investments in debt securities	18,364	10,362
Deferred Purchase Price (notes 16 and 25)	92,278	238,836
Other	687	771
Prepaid and other assets (Current Assets)	247,635	339,847
Advisor loans receivable	66,991	47,980
Equity accounted investments	28,175	22,490
Investments in equity securities	8,943	9,327
Investments in debt securities	15,449	10,343
Financing fees, net of accumulated amortization of $8,018 (December 31, 2021 - $6,363)	4,040	2,458
Other	7,972	7,385
Other assets (Non-Current Assets)	138,510	99,983
Mortgage-related Derivatives [Member]
Derivative asset	40,879	10,813
Interest Rate Swap [Member]
Derivative asset	659	0
Interest rate swap asset (note 25)	$ 6,940	$ 0